Participative shareholders’ debentures	12 Months Ended
Dec. 31, 2023
Participative Shareholders Debentures
Participative shareholders’ debentures

22. Participative shareholders’ debentures

At the time of its privatization in 1997, the Company issued a total of 388,559,056 debentures to then-existing shareholders, including the Brazilian Government. The debentures’ terms were set to ensure that pre-privatization shareholders would participate in potential future benefits that might be obtained from exploration of mineral resources. This obligation related to the debentures will cease when all the relevant mineral resources are exhausted, sold or otherwise disposed of by the Company.

Holders of participative shareholders’ debentures have the right to receive semi-annual payments equal to an agreed percentage of revenues less value-added tax, transport fee and insurance expenses related to the trading of the products, derived from these mineral resources.

The effects on the income statement and on the statement of financial position are shown below:

	Year ended December 31,
	Average price (R$)			Financial results			Liabilities
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Participative shareholders’ debentures	35.80	36.59	49.10	(179)	659	(716)	2,874	2,725	3,419

The Company made available for withdrawal as remuneration the following amounts, as disclosed on the “Shareholders’ debentures report” available on the Company’s website, which were not incorporated by reference:

	Availability date	Remuneration amount
Remuneration for the first half of 2023	October 2, 2023	106
Remuneration for the second half of 2022	April 3, 2023	127
Year ended December 31, 2023		233

Remuneration for the first half of 2022	October 3, 2022	137
Remuneration for the second half of 2021	April 1, 2022	234
Year ended December 31, 2022		371

Remuneration for the first half of 2021	October 1, 2021	225
Remuneration for the second half of 2020	April 1, 2021	193
Year ended December 31, 2021		418

Accounting policy

The participative shareholders’ debentures are measured at fair value through profit or loss based on the market approach, representing the amount that would be paid for the acquisition of these securities on the measurement date and, therefore, also implicitly includes the remuneration to the debenture holder. To calculate the fair value of the liabilities, the Company uses the weighted average price of the secondary market trades in the last month of period.